T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.8%			Yum! Brands	46,897	4,282
					20,440
COMMUNICATION SERVICES 19.9%
			Internet & Direct Marketing Retail 17.8%
Entertainment 3.7%
			Alibaba Group Holding, ADR (1)	357,349	105,053
Electronic Arts (1)	4,287	559	Amazon. com (1)	80,864	254,619
Netflix (1)	99,852	49,929	Booking Holdings (1)	10,170	17,398
Sea, ADR (1)	128,879	19,852	Etsy (1)	23,600	2,870
Spotify Technology (1)	38,977	9,455	Trip. com Group, ADR (1)	8,254	257
		79,795			380,197
Interactive Media & Services 16.1%			Multiline Retail 1.3%
Alphabet, Class A (1)	15,708	23,022	Dollar General	127,557	26,738
Alphabet, Class C (1)	70,294	103,304	Dollar Tree (1)	1,933	177
Facebook, Class A (1)	538,735	141,095
Match Group (1)	151,040	16,712			26,915
Snap, Class A (1)	108,653	2,837	Specialty Retail 0.7%
Tencent Holdings (HKD)	822,300	55,541	Carvana (1)(2)	3,300	736
		342,511	Lowe's	9,700	1,609
Media 0.1%			Ross Stores	129,963	12,128
			TJX	12,021	669
Charter Communications, Class
A (1)	4,976	3,107			15,142
		3,107	Textiles, Apparel & Luxury Goods 1.1%
Total Communication Services		425,413	Lululemon Athletica (1)	41,690	13,731
CONSUMER DISCRETIONARY 21.9%			NIKE, Class B	80,823	10,147
Auto Components 0.0%					23,878
Aptiv	3,292	302	Total Consumer Discretionary		467,432
		302	ENERGY 0.0%
Automobiles 0.0%			Oil, Gas & Consumable Fuels 0.0%
Tesla (1)	1,300	558	Pioneer Natural Resources	4,589	395
		558	Total Energy		395
Hotels, Restaurants & Leisure 1.0%			FINANCIALS 2.7%
Chipotle Mexican Grill (1)	10,131	12,600	Capital Markets 2.1%
Domino's Pizza	2,500	1,063	Charles Schwab	51,626	1,870
Hilton Worldwide Holdings	4,962	424	Goldman Sachs Group	51,272	10,304
Marriott International, Class A	14,369	1,330	Intercontinental Exchange	70,710	7,075
McDonald's	3,377	741	Morgan Stanley	126,689	6,125
			MSCI	7,200	2,569
			S&P Global	43,429	15,660
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

State Street	10,290	611	Life Sciences Tools & Services 1.3%
		44,214	Agilent Technologies	1,193	120
Insurance 0.6%			PPD (1)	42,840	1,585
Chubb	1,807	210	Thermo Fisher Scientific	58,430	25,798
Marsh & McLennan	33,958	3,895			27,503
Willis Towers Watson	45,416	9,484	Pharmaceuticals 0.3%
		13,589	Zoetis	42,697	7,061
Total Financials		57,803			7,061
HEALTH CARE 12.9%			Total Health Care		274,772
Biotechnology 2.1%			INDUSTRIALS & BUSINESS SERVICES 3.1%
AbbVie	1,835	161	Aerospace & Defense 0.0%
Incyte (1)	93,506	8,391	L3Harris Technologies	1,022	174
Seattle Genetics (1)	8,559	1,675	Northrop Grumman	806	254
Vertex Pharmaceuticals (1)	122,038	33,209
					428
		43,436
			Airlines 0.0%
Health Care Equipment & Supplies 4.2%
			United Airlines Holdings (1)	918	32
Align Technology (1)	593	194
Becton Dickinson & Company	1,979	460			32
Danaher	132,183	28,463	Building Products 0.1%
Edwards Lifesciences (1)	2,600	207	Johnson Controls International	36,200	1,479
Exact Sciences (1)	34,385	3,506			1,479
Intuitive Surgical (1)	43,265	30,698	Commercial Services & Supplies 0.4%
Stryker	127,857	26,642	Cintas	22,789	7,585
		90,170			7,585
Health Care Providers & Services 4.6%			Industrial Conglomerates 0.5%
Anthem	56,583	15,198	Honeywell International	836	138
Centene (1)	193,545	11,289	Roper Technologies	28,729	11,351
Cigna	143,026	24,230
HCA Healthcare	26,601	3,316			11,489
Humana	13,064	5,407	Machinery 0.3%
UnitedHealth Group	125,624	39,166	Fortive	64,153	4,889
		98,606	Parker-Hannifin	4,100	829
Health Care Technology 0.4%					5,718
GoodRx Holdings, Class A (1)	11,218	624	Professional Services 1.1%
Veeva Systems, Class A (1)	26,217	7,372	CoStar Group (1)	17,180	14,577
		7,996	Equifax	49,183	7,717

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
IHS Markit	3,608	283	Texas Instruments	28,432	4,060
		22,577			92,378
Road & Rail 0.7%			Software 16.0%
Canadian Pacific Railway	11,122	3,386	Atlassian, Class A (1)	25,955	4,718
Kansas City Southern	11,684	2,113	Coupa Software (1)(2)	4,577	1,255
Norfolk Southern	13,479	2,884	DocuSign (1)	50,450	10,859
Union Pacific	37,429	7,369	Intuit	126,549	41,282
		15,752	Microsoft	541,853	113,968
Total Industrials & Business Services		65,060	Paycom Software (1)	12,582	3,917
			salesforce. com (1)	207,993	52,273
INFORMATION TECHNOLOGY 38.8%			ServiceNow (1)	108,060	52,409
Electronic Equipment, Instruments & Components 0.1%			Snowflake, Class A (1)(2)	5,710	1,433
TE Connectivity	31,100	3,040	Splunk (1)	94,571	17,792
		3,040	Synopsys (1)	68,175	14,588
IT Services 13.7%			Workday, Class A (1)	81,594	17,553
			Zoom Video Communications,
ANT International, Class C,			Class A (1)	18,900	8,885
Acquisition Date: 6/7/18,
Cost $2,803 (1)(3)(4)	499,643	4,517			340,932
Fidelity National Information			Technology Hardware, Storage & Peripherals 4.7%
Services	219,984	32,384
Fiserv (1)	232,062	23,914	Apple	863,748	100,031
Global Payments	213,860	37,977			100,031
Mastercard, Class A	171,172	57,885	Total Information Technology		828,587
PayPal Holdings (1)	282,606	55,682	MATERIALS 0.4%
Shopify, Class A (1)	2,889	2,955	Chemicals 0.4%
Twilio, Class A (1)	3,098	765
Visa, Class A	328,975	65,785	Air Products & Chemicals	731	218
Wix. com (1)	40,579	10,342	Linde	27,347	6,512
			PPG Industries	3,400	415
		292,206	Sherwin-Williams	3,352	2,335
Semiconductors & Semiconductor Equipment 4.3%			Total Materials		9,480
Advanced Micro Devices (1)	211,955	17,378	UTILITIES 0.1%
Applied Materials	57,998	3,448
KLA	922	179	Multi-Utilities 0.1%
Lam Research	8,318	2,759	Sempra Energy	8,473	1,003
Marvell Technology Group	370,617	14,713	Total Utilities		1,003
Maxim Integrated Products	60,874	4,116	Total Common Stocks
NVIDIA	63,869	34,567	(Cost $874,133)		2,129,945
QUALCOMM	94,816	11,158

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%			SECURITIES LENDING COLLATERAL 0.1%

MONEY MARKET FUNDS 0.3%			INVESTMENTS IN A POOLED ACCOUNT THROUGH
T. Rowe Price Government Reserve			SECURITIES LENDING PROGRAM WITH STATE STREET
Fund, 0.09% (5)(6)	8,127,494	8,127	BANK AND TRUST COMPANY 0.1%
Total Short-Term Investments			Short-Term Funds 0.1%
(Cost $8,127)		8,127	T. Rowe Price Short-Term Fund,
			0.13% (5)(6)	161,477	1,615
			Total Investments in a Pooled Account
			through Securities Lending Program with
			State Street Bank and Trust Company		1,615
			Total Securities Lending Collateral
			(Cost $1,615)		1,615

			Total Investments in Securities 100.2%
			(Cost $883,875)		$2,139,687
			Other Assets Less Liabilities (0.2)%		(5,201)
			Net Assets 100%		$2,134,486

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,517 and represents 0.2% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$33
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$33+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government Reserve Fund	$12,140		¤	¤	$8,127
T. Rowe Price Short-Term Fund	2,736		¤	¤	1,615
Total					$9,742^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $33 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,742.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,069,887	$ 55,541	$ 4,517	$ 2,129,945
Short-Term Investments	8,127	—	—	8,127
Securities Lending Collateral	1,615	—	—	1,615
Total	$2,079,629	$ 55,541	$ 4,517	$ 2,139,687